General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
General and administrative expenses	$ 1,925	$ 2,150	$ 2,123
Payroll and related expenses [Member]
Statement Line Items [Line Items]
General and administrative expenses	667	661	382
Share based payment [Member]
Statement Line Items [Line Items]
General and administrative expenses	190	576	902
Professional Fees [Member]
Statement Line Items [Line Items]
General and administrative expenses	885	749	731
Other [Member]
Statement Line Items [Line Items]
General and administrative expenses	$ 183	$ 164	$ 108